(18) PRIVATE PENSION PLAN (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Opening balance	R$ 33,209
Opening balance	1,039,158	R$ 458,255	R$ 588,048
Business combination		59,089
Expenses (income) recognized in the statement of profit or loss	113,887	76,505	60,184
Sponsors' contributions transferred during the year	(81,822)	(73,388)	(113,327)
Actuarial loss (gain): effect of changes in demographic assumptions	17,383	3,602	(858)
Actuarial loss (gain): effect of changes in financial assumptions	(2,843)	889,773	(181,273)
Actuarial loss (gain): return on assets	(181,393)	(365,942)	97,495
Effect of asset ceiling	21,399	(8,738)	7,984
End balance	60,801	33,209
End balance	925,768	1,039,158	458,255
Other contributions	15,391	13,284	16,865
Total liability	941,160	1,052,442	475,120
Current	60,801	33,209	802
Noncurrent	880,360	1,019,233	474,318
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Net actuarial liability [Member]
Statement Line Items [Line Items]
Opening balance	800,445	437,670	505,140
Business combination		0
Expenses (income) recognized in the statement of profit or loss	84,501	64,514	51,121
Sponsors' contributions transferred during the year	(50,308)	(48,263)	(81,111)
Actuarial loss (gain): effect of changes in demographic assumptions	225	0	(226)
Actuarial loss (gain): effect of changes in financial assumptions	(6,993)	619,805	(98,399)
Actuarial loss (gain): return on assets	(137,870)	(273,282)	61,144
Effect of asset ceiling	0	0	0
End balance	690,000	800,445	437,670
Other contributions	14,436	12,914	16,149
Total liability	704,436	813,359	453,819
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Net actuarial liability [Member]
Statement Line Items [Line Items]
Opening balance	139,958	10,308	73,383
Business combination		0
Expenses (income) recognized in the statement of profit or loss	17,244	8,791	8,745
Sponsors' contributions transferred during the year	(17,296)	(13,405)	(22,936)
Actuarial loss (gain): effect of changes in demographic assumptions	328	0	(614)
Actuarial loss (gain): effect of changes in financial assumptions	(3,586)	193,653	(70,590)
Actuarial loss (gain): return on assets	5,076	(59,390)	22,320
Effect of asset ceiling	0	0	0
End balance	141,724	139,958	10,308
Other contributions	637	133	526
Total liability	142,361	140,091	10,834
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Net actuarial liability [Member]
Statement Line Items [Line Items]
Opening balance	18,954	10,277	3,261
Business combination		0
Expenses (income) recognized in the statement of profit or loss	2,067	1,677	413
Sponsors' contributions transferred during the year	(753)	(843)	(1,687)
Actuarial loss (gain): effect of changes in demographic assumptions	14	0	(12)
Actuarial loss (gain): effect of changes in financial assumptions	(372)	14,911	(400)
Actuarial loss (gain): return on assets	(3,486)	(7,068)	8,702
Effect of asset ceiling	0	0	0
End balance	16,424	18,954	10,277
Other contributions	158	8	63
Total liability	16,582	18,962	10,340
Rio Grande Energia S.A. ("RGE") [Member] | Net actuarial liability [Member]
Statement Line Items [Line Items]
Opening balance	4,972	0	6,264
Business combination		0
Expenses (income) recognized in the statement of profit or loss	253	158	(95)
Sponsors' contributions transferred during the year	(7,296)	(9,442)	(7,593)
Actuarial loss (gain): effect of changes in demographic assumptions	326	3,602	(6)
Actuarial loss (gain): effect of changes in financial assumptions	(45)	57,795	(11,884)
Actuarial loss (gain): return on assets	(19,610)	(38,403)	5,329
Effect of asset ceiling	21,399	(8,738)	7,984
End balance	0	4,972	0
Other contributions	160	228	127
Total liability	160	5,200	127
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Net actuarial liability [Member]
Statement Line Items [Line Items]
Opening balance	74,830	0	0
Business combination		59,089
Expenses (income) recognized in the statement of profit or loss	9,822	1,364	0
Sponsors' contributions transferred during the year	(6,169)	(1,438)	0
Actuarial loss (gain): effect of changes in demographic assumptions	16,490	0	0
Actuarial loss (gain): effect of changes in financial assumptions	8,153	3,613	0
Actuarial loss (gain): return on assets	(25,503)	12,201	0
Effect of asset ceiling	0	0	0
End balance	77,623	74,830	0
Other contributions	0	0	0
Total liability	R$ 77,623	R$ 74,830	R$ 0